The Company and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
The Company and Basis of Presentation
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company, headquartered in Livonia Michigan, is a clinical‑stage biopharmaceutical entity focused on developing and commercializing therapies for the treatment of dyslipidemia, a serious medical condition that increases the risk of life threatening cardiovascular disease, particularly orphan indications as well as NAFLD/NASH (nonalcoholic fatty liver disease/non-alcoholic steatohepatitis). The Company’s primary activities to date have been conducting research and development activities, planning and conducting clinical trials, performing business and financial planning, recruiting personnel and raising capital. On July 24, 2019, the Company entered into a definitive agreement (the “Merger Agreement”) with GR Merger Sub Inc., a Delaware corporation and the Company’s wholly owned subsidiary (“Merger Sub”), and NeuroBo Pharmaceuticals, Inc., a Delaware corporation (“NeuroBo”), pursuant to which Merger Sub will merge with and into NeuroBo, with NeuroBo surviving as a wholly owned subsidiary of the Company in an all-stock transaction (the “Merger”). (See Note 14 – Subsequent Events.)

The Company is subject to certain risks, which include risks related to the proposed Merger and the need to research, develop, and clinically test potentially therapeutic products, initially one product candidate gemcabene (also known as CI‑1027); obtain regulatory approval for its products and commercialize them around the world, if approved; expand its management scientific staff; finance its operations; and find collaboration partners to further advance development and commercial efforts.

Follow-On Public Offering

On February 12, 2018, the Company completed an underwritten public offering (the Follow-On Offering) of 3,142,858 shares of common stock at the public offering price of $7.00 per share. As part of such offering, the Company issued 450,000 additional shares of common stock representing partial exercise of the underwriters’ overallotment option. The Company received net proceeds of approximately $23.1 million after deducting underwriting discounts and commissions and offering expenses.

Capital Requirements

The Company has sustained operating losses since inception and expects such losses to continue over the next several years. Management plans to continue financing the Company’s operations with equity and/or debt issuances. The Company’s management believes the Company’s cash and cash equivalents on hand are not adequate to fund the Company’s operations for at least the next 12 months (see Going Concern section below). If adequate funds are not available, the Company may be required to delay, reduce the scope of, or eliminate part or all of its research and development programs or discontinue its operations.

Basis of Presentation

The accompanying condensed financial statements have been prepared by the Company, without audit, pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed financial statements may not include all disclosures required by U.S. GAAP; however, the Company believes that the disclosures are adequate to make the information presented not misleading. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto for the fiscal year ended December 31, 2018 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 18, 2019. The condensed balance sheet at December 31, 2018 was derived from the audited financial statements.

In the opinion of management, all adjustments, consisting of only normal recurring adjustments that are necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, have been made. The results of operations for the interim periods are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Going Concern

The accompanying condensed financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40), the Company has disclosed its conclusions regarding whether there is substantial doubt about the entity’s ability to continue as a going concern within one year from the date of the issuance of these financial statements.

In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of June 30, 2019, the Company had an accumulated deficit of $90.8 million. The Company expects to incur losses for the foreseeable future. The Company believes that its cash and cash equivalents of $3.6 million at June 30, 2019 are not sufficient to fund the Company's current operating plan for at least twelve months after the date the condensed financial statements are issued. The Company has no current source of revenue to sustain its present activities and does not expect to generate revenue until, and unless, the Food and Drug Administration (FDA) or other regulatory authorities approve, and the Company successfully commercializes, gemcabene or any other product candidate it may pursue in the future or unless certain development and commercialization milestones are met under the Beijing SL Agreement (See Note 14 – Subsequent Events). Until such time, if ever, the Company expects to finance its cash needs through a combination of equity and debt financings as well as collaborations, strategic alliances and licensing arrangements. The Company does not have any committed external source of funds beyond the upfront gross payment of $2.5 million due from Beijing SL under the Beijing SL Agreement (See Note 14 – Subsequent Events)  and there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise additional capital in sufficient amounts or on terms acceptable to it, or the proposed Merger is not consummated, the Company may have to significantly reduce or terminate its operations or delay, further scale back or discontinue the development of gemcabene or the board of directors may elect to dissolve and liquidate the Company’s assets. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1. The Company and Basis of Presentation

The Company, headquartered in Livonia, Michigan, is a clinical‑stage biopharmaceutical entity focused on developing and commercializing therapies for the treatment of dyslipidemias as well as NAFLD/NASH with an initial focus on orphan indications including HoFH, FCS, and FPL. The Company’s primary activities to date have been conducting research and development activities, planning and conducting clinical trials, performing business and financial planning, recruiting personnel and raising capital. The Company is subject to certain risks, which include the need to research, develop, and clinically test potentially therapeutic products, initially one product candidate gemcabene (also known as CI‑1027); obtain regulatory approval for its products and commercialize them around the world, if approved; expand its management scientific staff; finance its operations; and find collaboration partners to further advance development and commercial efforts.

Initial Public Offering

On August 4, 2016, the Company’s Registration Statement on Form S-1 (File No 333-210815) relating to its initial public offering (IPO) of its common stock was declared effective by the Securities and Exchange Commission (SEC). Pursuant to such Registration Statement, on August 10, 2016, the Company closed its IPO whereby 3,000,000 shares of its common stock were issued and sold at a public offering price of $10.00 per share. On September 8, 2016, the Company closed the sale of 27,755 shares of its common stock at the public offering price of $10.00 per share, representing a partial exercise of the underwriters’ over-allotment option, following which, the IPO terminated. The Company received net proceeds of approximately $26.1 million after deducting underwriting discounts and commissions of $2.1 million and other offering expenses of $2.1 million.

Immediately prior to the IPO, the Company amended and restated its certificate of incorporation and bylaws to, among other things, change its authorized capital stock to consist of (i) 100,000,000 shares of common stock and (ii) 10,000,000 shares of undesignated preferred stock. Both the common stock and the preferred stock have a par value of $0.001 per share.

Private Placement Offering

On March 10, 2017, the Company entered into a securities purchase agreement for a private placement (the Private Placement) with a select group of accredited investors whereby, on March 15, 2017 the Company issued and sold 1,324,256 units at a price of $9.47 per unit for gross proceeds of approximately $12.5 million. Each unit consists of one share of the Company’s common stock and a warrant to purchase 0.75 shares of common stock. The warrants have an exercise price of $10.40 per share and are exercisable for a period of five years from the date of issuance. On April 20, 2017, the registration statement on Form S-1 (File No 333-217296) for the resale of the shares of common stock issued in the Private Placement and the shares of common stock to be issued upon exercise of the warrants issued in the Private Placement was declared effective by the SEC.

Follow-On Public Offering

On February 12, 2018, the Company completed an underwritten public offering (the Follow-On Offering) of 3,142,858 shares of common stock at the public offering price of $7.00 per share. As part of such offering, the Company issued 450,000 additional shares of common stock representing partial exercise of the underwriters’ overallotment option. The Company received net proceeds of approximately $23.1 million after deducting underwriting discounts and commissions and offering expenses.

Reverse Stock Split

In April 2016, the board of directors approved an amendment to the Company’s certificate of incorporation to effect a 1-for-3.119 reverse stock split (the Reverse Stock Split) for all common and Series A preferred stock. The Reverse Stock Split became effective on April 27, 2016 upon the filing of the amendment to the certificate of incorporation. The authorized shares and par value of the common stock and Series A preferred stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding common and Series A preferred stock, options for common stock and per share amounts contained in the financial statements were retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company adopted Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) effective December 31, 2016, which requires the Company to make certain disclosures if it concludes that there is substantial doubt about the entity’s ability to continue as a going concern within one year from the date of the issuance of these financial statements.

In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of December 31, 2018, the Company had an accumulated deficit of $84.1 million. The Company expects to incur losses for the foreseeable future. The Company believes that its cash and cash equivalents of $19.0 million at December 31, 2018 are not sufficient to fund the Company's current operating plan for at least twelve months after the date the consolidated financial statements are issued. See “Contractual Obligations and Commitments—Term Loan” below regarding our prepayment of all outstanding indebtedness under the Term Loan subsequent to year end. We have no current source of revenue to sustain our present activities, and we do not expect to generate revenue until, and unless, the Food and Drug Administration (FDA) or other regulatory authorities approve gemcabene and we successfully commercialize gemcabene. Until such time, if ever, we expect to finance our cash needs through a combination of equity and debt financings as well as collaborations, strategic alliances and licensing arrangements. We do not have any committed external source of funds and there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may have to significantly reduce its operations or delay, scale back or discontinue the development of gemcabene. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.